NONCONTROLLING INTEREST (Parenthetical) (Details) ¥ in Thousands, $ in Thousands		1 Months Ended													12 Months Ended
		Mar. 31, 2017 USD ($)	Jan. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Oct. 31, 2016 USD ($)	Oct. 31, 2016 CNY (¥)	May 31, 2016 USD ($)	May 31, 2016 CNY (¥)	Feb. 29, 2016 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2015 CNY (¥)	Jun. 30, 2015 USD ($)	Jun. 30, 2015 CNY (¥)	Dec. 31, 2016 USD ($)		Dec. 31, 2015 USD ($)		Dec. 31, 2017 USD ($)
Noncontrolling Interest Note [Line Items]
Noncontrolling Interest, Increase from Subsidiary Equity Issuance								$ 988							$ 12,732		$ 2,272
Increase (decrease) in the Group's additional paid-in capital from capital injection of noncontrolling interest						$ 688
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests															626		47
Common Stock, Share Subscribed but Unissued, Subscriptions Receivable				$ 596											596				$ 1,001
Additional Paid-in Capital [Member]
Noncontrolling Interest Note [Line Items]
Noncontrolling Interest, Increase from Subsidiary Equity Issuance															2,704		1,531
Increase/(decrease) in the Group's additional paid-in capital for acquisition of noncontrolling interest				78
Increase (decrease) in the Group's additional paid-in capital from capital injection of noncontrolling interest				2,525
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests															78		(12)
Noncontrolling Interest [Member]
Noncontrolling Interest Note [Line Items]
Noncontrolling Interest, Increase from Subsidiary Equity Issuance				2,228		$ 525									10,028	[1]	741	[2]
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests				$ 548											548	[3]	59	[4]
China Super Media Holdings Limited ('CSM Holdings')
Noncontrolling Interest Note [Line Items]
Noncontrolling Interest, Increase from Subsidiary Equity Issuance										$ 763
Capital injection to subsidiaries										$ 3,815
The Group [Member] | Additional Paid-in Capital [Member]
Noncontrolling Interest Note [Line Items]
Increase/(decrease) in the Group's additional paid-in capital for acquisition of noncontrolling interest											$ 12
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") [Member]
Noncontrolling Interest Note [Line Items]
Noncontrolling Interest, Increase from Subsidiary Equity Issuance													$ 741
Increase (decrease) in the Group's additional paid-in capital from capital injection of noncontrolling interest													1,531
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") [Member] | Noncontrolling Interest [Member]
Noncontrolling Interest Note [Line Items]
Capital injection from noncontrolling interest								$ 3,040	¥ 20,000
Noncontrolling Interest, Increase from Subsidiary Equity Issuance													$ 741		3,741	[1]	741	[2]
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests																[3]		[4]
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") [Member] | Yuewu Yuntian [Member]
Noncontrolling Interest Note [Line Items]
Equity interest percentage				11.50%											11.50%
Noncontrolling Interest, Ownership Percentage by Parent													13.50%	13.50%
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") [Member] | Beijing Holch Capital Investment Center ('Holch Capital') [Member]
Noncontrolling Interest Note [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent													9.00%	9.00%
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") [Member] | Beijing Gehua CATV Network Co Ltd [Member]
Noncontrolling Interest Note [Line Items]
Equity interest percentage													10.00%	10.00%
Capital injection from noncontrolling interest													$ 2,272	¥ 13,900
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") [Member] | The Group [Member]
Noncontrolling Interest Note [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent				57.70%									67.50%	67.50%	57.70%
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") [Member] | Jinxinronghui [Member]
Noncontrolling Interest Note [Line Items]
Equity interest percentage				10.00%											10.00%
Capital injection from noncontrolling interest				$ 4,753	¥ 33,000
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") [Member] | Gehua [Member]
Noncontrolling Interest Note [Line Items]
Equity interest percentage				8.60%											8.60%
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") [Member] | Holch Capital [Member]
Noncontrolling Interest Note [Line Items]
Equity interest percentage				7.70%											7.70%
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") [Member] | Xuanwutianxia [Member]
Noncontrolling Interest Note [Line Items]
Equity interest percentage				4.50%											4.50%
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") [Member] | Tanjin Xuanwutianxia Network Technology Center [Member]
Noncontrolling Interest Note [Line Items]
Equity interest percentage						5.00%	5.00%
Capital injection from noncontrolling interest						$ 1,213	¥ 8,400
Payments to Acquire Businesses, Gross		$ 218	$ 399
Common Stock, Share Subscribed but Unissued, Subscriptions Receivable																			$ 596
Beijing Joysee Technology Co., Ltd ("Joysee") [Member]
Noncontrolling Interest Note [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent											76.90%	76.90%
Beijing Joysee Technology Co., Ltd ("Joysee") [Member] | Noncontrolling Interest [Member]
Noncontrolling Interest Note [Line Items]
Noncontrolling Interest, Increase from Subsidiary Equity Issuance																[1]		[2]
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests																[3]	59	[4]
Beijing Joysee Technology Co., Ltd ("Joysee") [Member] | Beijing Ying Zhi Cheng Technology Co., Ltd
Noncontrolling Interest Note [Line Items]
Equity interest percentage											23.10%	23.10%
Beijing Joysee Technology Co., Ltd ("Joysee") [Member] | N-S Investment Holdings Co., Ltd [Member]
Noncontrolling Interest Note [Line Items]
Business Combination, Consideration Transferred											$ 47	¥ 300
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests											$ 59
Business Acquisition, Percentage of Voting Interests Acquired											30.00%	30.00%
Beijing Super TV Technology Co., Ltd ("Super TV") [Member]
Noncontrolling Interest Note [Line Items]
Equity interest percentage								9.91%	9.91%
Capital injection from noncontrolling interest								$ 5,015	¥ 33,000
Increase (decrease) in the Group's additional paid-in capital from capital injection of noncontrolling interest								509
Beijing Super TV Technology Co., Ltd ("Super TV") [Member] | Noncontrolling Interest [Member]
Noncontrolling Interest Note [Line Items]
Noncontrolling Interest, Increase from Subsidiary Equity Issuance								$ 5,524							5,524	[1]		[2]
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests															0	[3]		[4]
Beijing Super TV Technology Co., Ltd ("Super TV") [Member] | The Group [Member]
Noncontrolling Interest Note [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent								90.09%	90.09%
Beijing Shibo Qihang Technology Co., Ltd. ("Shibo Qihang") [Member]
Noncontrolling Interest Note [Line Items]
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests	[3]														548
Beijing Shibo Qihang Technology Co., Ltd. ("Shibo Qihang") [Member] | Noncontrolling Interest [Member]
Noncontrolling Interest Note [Line Items]
Noncontrolling Interest, Increase from Subsidiary Equity Issuance															$ 763	[1]		[2]
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests	[4]
Beijing Shibo Qihang Technology Co., Ltd. ("Shibo Qihang") [Member] | China Super Media Holdings Limited ('CSM Holdings')
Noncontrolling Interest Note [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent										80.00%
Beijing Shibo Qihang Technology Co., Ltd. ("Shibo Qihang") [Member] | Bejing Quanda Technology Center [Member]
Noncontrolling Interest Note [Line Items]
Equity interest percentage										20.00%
Beijing Shibo Qihang Technology Co., Ltd. ("Shibo Qihang") [Member] | Beijing N-S Information Technology Co., Ltd. N-S Information Technology [Member]
Noncontrolling Interest Note [Line Items]
Business Combination, Consideration Transferred				$ 626	¥ 4,350
Business Acquisition, Percentage of Voting Interests Acquired				20.00%											20.00%

[1]	In February 2016, CSM Holdings and Bejing Quanda Technology Center (“Quanda”) made cash contribution of $3,815 and $763 to establish Shibo Qihang, representing 80% and 20% of the equity interest in Shibo Qihang, respectively. In May 2016, certain key employees of Beijing Super TV made a cash investment in amount of RMB33 million (equivalent to $5,015) to Beijing Super TV in exchange of a 9.91% equity interest in Beijing Super TV. As a result, the Group held 90.09% of the equity interest in Beijing Super TV. The Group’s additional paid-in capital was decreased by $509 and noncontrolling interest was increased by $5,524 from this capital injection. In May 2016, the existing noncontrolling shareholders of Cyber Cloud, Yuewu Yuntian, Gehua and Holch Capital, made cash contribution in aggregate of RMB20 million (equivalent to $3,040) to Cyber Cloud according to their proportion of equity interest in Cyber Cloud to increase the share capital of Cyber Cloud. As a result, the Group’s noncontrolling interest was increased by $988. In October 2016, Tianjin Xuanwutianxia Network Technology Center (“Xuanwutianxia”), an entity owned by two management of Cyber Cloud entered into a share contribution agreement to make a cash contribution of RMB8.4 million (equivalent to $1,213) to Cyber Cloud in return of 5.0% of equity interests of Cyber Cloud after such contribution. $399 and $218 were received in January 2017 and March 2017, respectively, and $596 which remained outstanding as of the release date of this financial report was recognized as subscription receivable. The Group’s additional paid-in capital and noncontrolling interest were increased by $688 and $525 from this capital injection, respectively. In December 2016, Ningbo Meishan Free Trade Port Area Jinxinronghui Investment Partnership (“Jinxinronghui”), a third-party investor, made a cash contribution in amount of RMB33 million (equivalent to $4,753) to Cyber Cloud. As a result, the Group, Yuewu Yuntian, Jinxinronghui, Gehua, Holch Capital and Xuanwutianxia held 57.7%, 11.5%, 10.0%, 8.6%, 7.7% and 4.5% of the equity interests in Cyber Cloud, respectively. The Group’s additional paid-in capital and noncontrolling interest were increased by $2,525 and $2,228 from this capital injection, respectively. The capital injection was paid to an escrow account of Cyber Cloud in December 2016. The capital injection was transferred to a current deposit account of Cyber Cloud in January 2017.
[2]	In June 2015, Beijing Gehua CATV Network Co., Ltd. (“Gehua”) made a capital contribution of RMB13.9 million (equivalent to $2,272) to Cyber Cloud. As a result, the Group, Yuewu Yuntian, Gehua and Holch Capital held 67.5%, 13.5%, 10% and 9% of the equity interest in Cyber Cloud, respectively. The Group’s additional paid-in capital and noncontrolling interest were increased by $1,531 and $741 from this capital injection, respectively.
[3]	In December 2016, N-S Information Technology purchased the remaining 20% of the equity interest in Shibo Qihang held by Quanda in consideration of RMB4.35 million (equivalent to $626). As a result of the completion of this transaction, Shibo Qihang became a wholly owned subsidiary of the Group. The Group’s additional paid-in capital and noncontrolling interest were decreased by $78 and $548 from this acquisition, respectively.
[4]	In September 2015, N-S Information Technology purchased the 30% of the equity interest in Joysee held by Intel in consideration of RMB0.3 million (equivalent to $47). As a result of this transaction, the Group and Ying Zhi Cheng Technology held 76.9% and 23.1% of the equity interest in Joysee, respectively. The Group’s additional paid-in capital was increased by $12 and noncontrolling interest was decreased by $59 from this transaction.